15. Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Thompson [Member]
Monthly compensation		$ 300,000	$ 300,000
Thompson [Member] | Employment Agreement [Member]
Monthly compensation	$ 25,000	25,000
Chief Executive Officer [Member]
Monthly compensation		300,000	$ 300,000
Chief Executive Officer [Member] | Employment Agreement [Member]
Monthly compensation	25,000	25,000
Chief Operating Officer [Member] | Employment Agreement [Member]
Monthly compensation	10,000	$ 10,000
Platinum Tax Defenders [Member] | Employment Agreement [Member]
Monthly compensation	$ 20,000